Note 4 - Loans - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 2	$ 57
Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,453
Balance at end of period	1,455	1,832
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,316
Balance at end of period	1,359	1,665
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	137
Balance at end of period	96	167
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0
Balance at end of period	0	0
Commercial real estate mortgages [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,114	1,366
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(52)	77
Loan originations	80	146
Derecognitions and maturities	(97)	(76)
Provision for (recovery of) credit losses	(69)	147
Write-offs	0	0
Recoveries	0	0
Balance at end of period	1,045	1,513
Commercial real estate mortgages [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	980	1,174
Transfer in (out) to Stage 1	14	0
Transfer in (out) to Stage 2	(4)	(2)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(28)	67
Loan originations	80	146
Derecognitions and maturities	(93)	(39)
Provision for (recovery of) credit losses	(31)	172
Write-offs	0	0
Recoveries	0	0
Balance at end of period	949	1,346
Commercial real estate mortgages [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	134	192
Transfer in (out) to Stage 1	(14)	0
Transfer in (out) to Stage 2	4	2
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(24)	10
Loan originations	0	0
Derecognitions and maturities	(4)	(37)
Provision for (recovery of) credit losses	(38)	(25)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	96	167
Commercial real estate mortgages [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Commercial real estate loans [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	45	137
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(9)	(65)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(9)	(65)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	36	72
Commercial real estate loans [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	45	137
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(9)	(65)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(9)	(65)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	36	72
Commercial real estate loans [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Commercial real estate loans [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Point of sale loans and leases [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	275	215
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	95	(8)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	95	(8)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	370	207
Point of sale loans and leases [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	275	215
Transfer in (out) to Stage 1	38	20
Transfer in (out) to Stage 2	(58)	(44)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	115	16
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	95	(8)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	370	207
Point of sale loans and leases [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	(38)	(20)
Transfer in (out) to Stage 2	58	44
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(20)	(24)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Point of sale loans and leases [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Public sector and other financing [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	19	57
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(14)	(17)
Loan originations	0	0
Derecognitions and maturities	(1)	0
Provision for (recovery of) credit losses	(15)	(17)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	4	40
Public sector and other financing [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	16	57
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(11)	(17)
Loan originations	0	0
Derecognitions and maturities	(1)	0
Provision for (recovery of) credit losses	(12)	(17)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	4	40
Public sector and other financing [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	3	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(3)	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(3)	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Public sector and other financing [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	$ 0	$ 0